S000056738 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	93 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	1.22%
Performance Inception Date				Mar. 31, 2017
Bloomberg 1-5 Year U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.78%	1.15%	1.67%
Performance Inception Date				Mar. 31, 2017
NUSA Custom Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.75%	1.42%	2.03%
Performance Inception Date				Mar. 31, 2017
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent		3.54%	1.27%	1.81%
Performance Inception Date				Mar. 31, 2017
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.90%	0.07%	0.61%
Performance Inception Date				Mar. 31, 2017
Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.08%	0.46%	0.86%
Performance Inception Date				Mar. 31, 2017

[1]
The NUSA Custom Index is defined as the linked returns between the Bloomberg MSCI 1-5 Year U.S. Aggregate ESG Select Index (effective July 1, 2023) and the ICE BofA Enhanced Yield 1-5 Year U.S. Broad Bond Index (through market close on June 30, 2023).